Shares of Common Stock Reserved for Future Issuance (Detail) (Inventergy Inc [Member])	Dec. 31, 2013
Inventergy Inc [Member]
Series A redeemable convertible preferred stock	6,176,748
Options to purchase common stock	915,000
Options available for future issuance	910,000
Total	8,001,748